Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
January 31, 2024
FAEM-NPRT1-0324
1.813064.119
Common Stocks - 93.7%
	Shares	Value ($)
Brazil - 4.2%
Localiza Rent a Car SA	3,152,082	34,432,157
Localiza Rent a Car SA rights 2/5/24 (a)	13,842	25,145
Raia Drogasil SA	6,470,400	33,041,563
Suzano Papel e Celulose SA	5,044,700	52,560,838
XP, Inc. Class A	1,472,600	36,196,508
TOTAL BRAZIL		156,256,211
Canada - 2.5%
Barrick Gold Corp.	5,991,100	93,461,160
Chile - 2.2%
Antofagasta PLC	3,643,500	80,112,021
China - 29.3%
Alibaba Group Holding Ltd.	10,590,200	94,983,273
China Life Insurance Co. Ltd. (H Shares)	75,976,000	87,588,353
Haier Smart Home Co. Ltd. (A Shares)	35,859,099	111,894,748
Hansoh Pharmaceutical Group Co. Ltd. (b)	34,306,000	51,525,802
Industrial & Commercial Bank of China Ltd. (H Shares)	129,977,000	63,315,705
Kweichow Moutai Co. Ltd. (A Shares)	327,902	73,514,630
Meituan Class B (a)(b)	7,941,340	63,874,006
New Oriental Education & Technology Group, Inc. (a)	10,190,500	78,652,790
PDD Holdings, Inc. ADR (a)	539,600	68,459,052
Shangri-La Asia Ltd. (a)	32,390,000	20,127,264
Shenzhen Inovance Technology Co. Ltd. (A Shares)	5,595,008	43,707,868
Tencent Holdings Ltd.	8,549,600	296,767,910
Tsingtao Brewery Co. Ltd. (H Shares)	6,656,075	37,984,341
TOTAL CHINA		1,092,395,742
Greece - 2.9%
National Bank of Greece SA (a)	13,974,021	106,165,123
Hong Kong - 0.9%
Pacific Basin Shipping Ltd.	124,455,000	34,643,244
Hungary - 1.7%
Richter Gedeon PLC	2,296,987	62,006,274
India - 12.0%
Axis Bank Ltd.	4,553,500	58,520,522
Bharat Heavy Electricals Ltd.	18,145,000	49,825,248
HDFC Bank Ltd.	3,679,896	64,686,239
ICICI Bank Ltd.	4,802,500	59,453,983
Larsen & Toubro Ltd.	1,247,245	52,193,714
Shree Cement Ltd.	164,983	56,678,556
Solar Industries India Ltd.	696,163	54,215,499
Zomato Ltd. (a)	30,058,156	50,480,070
TOTAL INDIA		446,053,831
Korea (South) - 13.1%
AMOREPACIFIC Corp.	48,419	4,271,086
Hyundai Mipo Dockyard Co. Ltd. (a)	747,452	37,677,770
Hyundai Motor Co. Ltd.	464,980	67,632,217
Korea Aerospace Industries Ltd.	2,153,738	81,146,963
Samsung Electronics Co. Ltd.	5,451,221	296,205,453
TOTAL KOREA (SOUTH)		486,933,489
Mexico - 2.3%
Grupo Financiero Banorte S.A.B. de CV Series O	4,314,900	43,887,308
Wal-Mart de Mexico SA de CV Series V	10,443,200	43,146,498
TOTAL MEXICO		87,033,806
Peru - 1.8%
Credicorp Ltd. (United States)	451,000	66,941,930
Poland - 1.0%
Powszechna Kasa Oszczednosci Bank SA	2,929,579	37,313,420
Russia - 0.3%
LUKOIL PJSC sponsored ADR (a)(c)	782,000	221,220
Sberbank of Russia sponsored ADR (a)(c)	3,242,100	57,709
Yandex NV Series A (a)(c)	798,300	10,218,240
TOTAL RUSSIA		10,497,169
South Africa - 4.0%
FirstRand Ltd.	15,099,000	54,774,954
Impala Platinum Holdings Ltd.	10,926,100	42,411,346
MTN Group Ltd.	10,223,892	52,172,020
TOTAL SOUTH AFRICA		149,358,320
Taiwan - 15.5%
Asia Vital Components Co. Ltd.	656,000	8,911,201
ECLAT Textile Co. Ltd.	4,085,000	71,311,438
HIWIN Technologies Corp.	7,221,159	50,696,487
Taiwan Semiconductor Manufacturing Co. Ltd.	19,373,554	387,910,049
Yageo Corp.	3,315,237	58,324,187
TOTAL TAIWAN		577,153,362
TOTAL COMMON STOCKS (Cost $3,531,876,384)		3,486,325,102

Nonconvertible Preferred Stocks - 4.8%
	Shares	Value ($)
Brazil - 4.8%
Gerdau SA sponsored ADR	12,490,800	52,836,084
Itau Unibanco Holding SA	8,659,580	57,294,734
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,999,078	68,264,261

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $139,344,280)		178,395,079

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $90,273,171)	90,255,120	90,273,171

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,761,493,835)	3,754,993,352
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(32,174,636)
NET ASSETS - 100.0%	3,722,818,716

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,399,808 or 3.1% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,497,428	263,734,350	194,958,607	578,334	-	-	90,273,171	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	38,201	38,201	49	-	-	-	0.0%
Total	21,497,428	263,772,551	194,996,808	578,383	-	-	90,273,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.